Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	$ 9	$ 18
Fair Value Measurements Recurring [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	148	130
Total liabilities	84	120
Fair Value Measurements Recurring [Member] | Foreign exchange derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	47	35
Total liabilities	59	98
Fair Value Measurements Recurring [Member] | Interest rate derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	92	77
Total liabilities	25	22
Fair Value Measurements Recurring [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	9	18
Fair Value Measurements Recurring [Member] | Level 2 [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	139	112
Total liabilities	84	120
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Foreign exchange derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	47	35
Total liabilities	59	98
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Interest rate derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	92	77
Total liabilities	25	22
Fair Value Measurements Recurring [Member] | Level 2 [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets
Fair Value Measurements Recurring [Member] | Level 3 [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	9	18
Total liabilities
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Foreign exchange derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets
Total liabilities
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Interest rate derivatives [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets
Total liabilities
Fair Value Measurements Recurring [Member] | Level 3 [Member] | Retained interests [Member]
Fair value hierarchy levels of assets and liabilities value on recurring basis
Total assets	$ 9	$ 18